Filed Pursuant to Rule 497(e)
Under the Securities Act of 1933.
File No. 33-75708
File No. 811-8370


					McM Funds

		McM Principal Preservation Fund
		McM Intermediate Fixed Income Fund
		McM Fixed Income Fund
		McM Balanced Fund
		McM Equity Investment Fund


Supplement dated June 28, 1999 to Prospectus dated September 25, 1998, as amended December 30, 1998 .



The following information supplements and replaces any contrary information contained in the section of the Funds' Prospectus entitled "How to Invest in McM Funds":


Effective June 28, 1999, please send any additional investments you wish to make by mail to:

			First Data Investor Services Group, Inc.
			211 South Gulph Road
			P.O. Box 61767
			King of Prussia, PA 19406

Effective June 28, 1999, investments made by bank wire should be sent using the following instructions:

			Boston Safe Deposit & Trust
			ABA#:  011001234
			Credit:  McM Funds
			Acct#:  004502
			FBO:    (Insert Shareholder name and account number)


Please note that when making an initial purchase by wire, you must first telephone the transfer agent at (800) 452-4892 or (610) 239-4600 to receive an account number.



INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS FOR FUTURE REFERENCE











FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

June 23, 1999

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	MCM FUNDS (the "Registrant")
	File No.  33-75708
	File No.  811-8370

To the Staff of the Commission:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement dated June 28, 1999 to the Prospectus dated September 25, 1998, as amended December 30, 1998.

The purpose of this filing is to make certain revisions regarding the address of the transfer agent and the wiring instructions in the current Prospectus.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4727.

Thank you for your courtesy and cooperation.

Sincerely,


Thomas N. Calabria
Compliance Administrator

cc:	Deane Nelson (Vice President and Secretary, McM Funds)
	Julie Allecta, Esq. (Paul, Hastings, Janofsky & Walker, LLP)